Document and Entity Information	Feb. 29, 2024
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 29, 2024
Entity Registrant Name	ALTITUDE ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-39772
Entity Tax Identification Number	85-2533565
Entity Address Address Line 1	400 Perimeter Center Terrace Suite 151
Entity Address City Or Town	Atlanta
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30346
Country Region	1
City Area Code	800
Local Phone Number	950-2950
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 (this “Amendment”) is being filed by Altitude Acquisition Corp. to amend its Current Report on Form 8-K, filed with the Securities and Exchange Commission (the “SEC”) on February 29, 2024 (the “Original 8-K”), solely to supplement Item 9.01 of the Original 8-K to add an additional exhibit. Except as provided herein, the disclosures made in the Original 8-K remain unchanged.
Entity Central Index Key	0001822366
Common Class A [Member]
Document Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001
Trading Symbol	ALTU
Security Exchange Name	NASDAQ
Class A Common Stock And Warrants [Member]
Document Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock andone-halfof one redeemable warrant
Trading Symbol	ALTUU
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Security 12b Title	Redeemable warrants, each warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	ALTUW
Security Exchange Name	NASDAQ